RELATED PARTY TRANSACTIONS (Details) - Notes Payable - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payments	$ 0	$ 0	$ (472,920)
Foreign currency translation	85	371	19,568
Ending balance	11,368	11,283	10,912
Beginning balance	$ 11,283	$ 10,912	$ 464,264